As filed via EDGAR with the Securities and Exchange Commission on November 10, 2014

File No. 333-45959

ICA No. 811-08649

___________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. _____ [_]

Post-Effective Amendment No. 27 [X]

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 29

E.I.I. REALTY SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

640 Fifth Avenue, 8th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 667-0974

Richard J. Adler

EII Capital Management, Inc.

640 Fifth Avenue, 8th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copies to:

Susan J. Penry-Williams, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

If appropriate, check the following box:

[X] immediately upon filing pursuant to paragraph (b)

[_] on (date) pursuant to paragraph (b)

[_] days after filing pursuant to paragraph (a)(1)

[_] (date) pursuant to paragraph (a)(1)

[_] days after filing pursuant to paragraph (a)(2)

[_] (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on this 10th day of November, 2014.

E.I.I. REALTY SECURITIES TRUST

(Registrant)

By:	/s/ Richard J. Adler
Richard J. Adler, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities indicated on the 10th day of November, 2014.

SIGNATURE	TITLE
/s/ Richard J. Adler Richard J. Adler	Chief Executive Officer, President and Trustee
/s/ Michael J. Meagher Michael J. Meagher	Chief Compliance Officer and Treasurer
/s/ Glenn R. Mueller * Glenn R. Mueller	Chairman of the Board and Trustee
/s/ Warren K. Greene * Warren K. Greene	Trustee
/s/ Juan M. Meyer * Juan M. Meyer	Trustee
/s/ Christian A. Lange Christian A. Lange	Trustee
/s/ Michael J. Abbott * Michael J. Abbott	Trustee
/s/ Karin Shewer * Karin Shewer	Trustee

* By Susan J. Penry-Williams, Esq., Attorney-In-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase